Property and Equipment - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	₨ 13,860.2	$ 189.5	₨ 12,800.3	₨ 12,247.8